Material accounting judgments, estimates and assumptions	12 Months Ended
Aug. 31, 2025
Material Accounting Judgments Estimates And Assumptions
Material accounting judgments, estimates and assumptions

4.	Material accounting judgments, estimates and assumptions

The preparation of these consolidated financial statements requires management to make judgements and estimates and form assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. On an ongoing basis, management evaluates its judgements and estimates in relation to assets, liabilities, revenue and expenses. Management uses historical experience and various other factors it believes to be reasonable under the given circumstances as the basis for its judgements and estimates. Actual outcomes may differ from these estimates under different assumptions and conditions.

The most significant estimates relate to the appropriate depreciation rate for property, plant and equipment, the valuation of warrant liability, the recoverability of other receivables, the valuation of deferred income tax amounts, the impairment on mineral properties and deferred exploration and property, plant and equipment and the calculation of share-based payments. The most significant judgements relate to the recognition of deferred tax assets and liabilities and asset retirement obligations and the determination of the economic viability of a project or mineral property.

a)	Exploration and evaluation assets and expenditures

The application of the Company’s accounting policy for exploration and evaluation assets and expenditures requires judgment to determine whether future economic benefits are likely, from either future exploitation or sale, or whether activities have not reached a stage that permits a reasonable assessment of the existence of reserves, and to determine whether indicators of impairment exist including factors such as, the period for which the Company has the right to explore, expected renewals of exploration rights, whether substantive expenditures on further exploration and evaluation of resource properties are budgeted and evaluation of the results of exploration and evaluation activities up to the reporting date.

b)	Units-of-Production

Management estimates recoverable ounces of gold in the LOM plan in determining the depreciation and amortization of certain mineral property, plant and equipment that is expected to be used for the duration of the mine life. This results in a depreciation charge proportional to the recovery of the anticipated ounces of gold. The life of the asset is assessed annually and considers its physical life limitations and present assessment of economically recoverable gold ounces of the mine property at which the asset is located. The calculations require the use of estimates and assumptions, including the amount of recoverable proven and probable mineral reserves and measured and indicated mineral resources. Estimation of recoverable gold ounces is updated when new relevant information becomes available, and the results are prospectively applied to calculate depreciation for future periods. The Company’s units of production calculations are based on recovered ounces of gold poured.

c)	Stripping Costs in the Production Phase of a Surface Mine

Significant judgement is required to distinguish between development stripping and production stripping and to distinguish between the production stripping that relates to the extraction of inventory and that which relates to the creation of a stripping activity asset.

The Company identifies the separate components of the ore bodies for its mining operations. An identifiable component is a specific volume of the ore body that is made more accessible by the stripping activity. Significant judgement is required to identify and define these components, and also to determine the expected volumes of waste to be stripped and ore to be mined in each of these components. The assessment is based on the information available in the mine plan. The mine plans and, therefore, the identification of components, may change for a number of reasons as new information becomes available. These include, but are not limited to, the geographic location and geological characteristics of the ore body, and/or financial considerations.

Judgement is also required to identify a suitable production measure to be used to allocate production stripping costs between inventory and any stripping activity asset. Management estimates the cost of deferred stripping activities as the excess waste material moved above the average strip ratio to provide access to further quantities of ore that is expected to be mined in future periods.

Furthermore, judgements and estimates are also used to apply the units-of-production method in determining the depreciable lives of stripping activity assets.

d)	Provision for reclamation

Management assesses its mine restoration and rehabilitation provision each reporting period. Significant estimates and assumptions are made in determining the provision for mine rehabilitation as there are numerous factors that will affect the ultimate liability payable. These factors include estimates of the extent, the timing and the cost of rehabilitation activities, technological changes, regulatory change, cost increases, and changes in discount rates. Those uncertainties may result in actual expenditures differing from the amounts currently provided. The provision at the reporting date represents management’s best estimate of the present value of the future rehabilitation costs required. Changes to estimated future costs are recognized in the consolidated statement of financial position by adjusting the rehabilitation asset and liability.

e)	Impairment of Non-Current Assets

Non-current assets are tested for impairment if there is an indicator of impairment. Where an indicator of impairment exists, a formal estimate of the recoverable amount is made which is considered to be the higher of the fair value less costs to sell and value in use. These assessments require the use of estimates and assumptions such as long-term commodity prices, discount rates, future capital requirements, and operating performance. Fair value is determined as the amount that would be obtained from the sale of the asset in an arm’s-length transaction between knowledgeable and willing parties. Fair value for mineral assets is generally determined as the present value of estimated future cash flows arising from the continued use of the asset. Cash flows are discounted by an appropriate discount rate to determine the net present value. Management has assessed its CGUs as being all sources of mill feed through a central mill, which is the lowest level for which cash inflows are largely independent of other assets.

f)	Taxes

Management is required to make estimations regarding the tax basis of assets and liabilities and related income tax assets and liabilities and the measurement of income tax expense and indirect taxes. This requires management to make estimates of future taxable profit or loss, and if actual results are significantly different than its estimates, the ability to realize any deferred tax assets or discharge deferred tax liabilities on the Company’s consolidated statement of financial position could be impacted.

g)	Valuation of share-based payments and financial instruments

The Company uses the Black-Scholes Option Pricing Model for valuation of stock options and derivative warrant liabilities. The Black-Scholes Option Pricing Model requires the input of subjective assumptions including the expected life of the instrument, expected share price volatility, interest rate and forfeiture rate. Changes in the input assumptions can materially affect the fair value estimate of the instrument and the Company’s profit or loss and equity reserves.